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                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND
                    SUPPLEMENT DATED AUGUST 16, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LTMG SPT SAI 8/01